                                                             OMB APPROVAL
                                                     OMB Number:       3235-0578
                                                     Expires:  January 31, 2016
                                                     Estimated average burden
                                                     hours per response.....
                                                     10.5

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-01835

                         Pioneer Series Trust XI
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Core Equity Fund

 Schedule of Investments 3/31/15 (unaudited)

 Shares

 Value

 COMMON STOCKS - 99.5%

 Energy - 7.0%

 Oil & Gas Equipment & Services - 1.1%

 276,320

 Baker Hughes, Inc.

 $

 17,568,426

 Integrated Oil & Gas - 2.4%

 477,969

 Exxon Mobil Corp.

 $

 40,627,365

 Oil & Gas Exploration & Production - 3.5%

 311,930

 Cabot Oil & Gas Corp.

 $

 9,211,293

 247,972

 ConocoPhillips

 15,438,737

 189,425

 EOG Resources, Inc.

 17,368,378

 654,257

 Southwestern Energy Co. *

 15,172,220

 $

 57,190,628

 Total Energy

 $

 115,386,419

 Materials - 2.8%

 Commodity Chemicals - 0.8%

 146,654

 LyondellBasell Industries NV

 $

 12,876,221

 Fertilizers & Agricultural Chemicals - 1.3%

 193,818

 Monsanto Co.

 $

 21,812,278

 Specialty Chemicals - 0.7%

 103,029

 Ecolab, Inc.

 $

 11,784,457

 Total Materials

 $

 46,472,956

 Capital Goods - 7.6%

 Aerospace & Defense - 3.3%

 343,503

 Honeywell International, Inc.

 $

 35,830,798

 150,614

 United Technologies Corp.

 17,651,961

 $

 53,482,759

 Electrical Components & Equipment - 1.5%

 369,995

 Eaton Corp. Plc

 $

 25,137,460

 Construction & Farm Machinery & Heavy Trucks - 0.6%

 71,178

 Cummins, Inc.

 $

 9,868,118

 Industrial Machinery - 2.2%

 395,120

 Ingersoll-Rand Plc

 $

 26,899,770

 83,013

 Parker-Hannifin Corp.

 9,860,284

 $

 36,760,054

 Total Capital Goods

 $

 125,248,391

 Transportation - 3.0%

 Airlines - 1.6%

 508,311

 American Airlines Group, Inc.

 $

 26,828,655

 Railroads - 1.4%

 214,175

 Union Pacific Corp.

 $

 23,197,294

 Total Transportation

 $

 50,025,949

 Consumer Services - 1.2%

 Restaurants - 1.2%

 205,695

 Starbucks Corp.

 $

 19,479,316

 Total Consumer Services

 $

 19,479,316

 Media - 5.0%

 Broadcasting - 0.7%

 199,770

 CBS Corp. (Class B)

 $

 12,112,055

 Cable & Satellite - 2.3%

 528,097

 Comcast Corp.

 $

 29,821,638

 57,251

 Time Warner Cable, Inc.

 8,580,780

 $

 38,402,418

 Movies & Entertainment - 2.0%

 305,203

 The Walt Disney Co.

 $

 32,012,743

 Total Media

 $

 82,527,216

 Retailing - 5.5%

 Department Stores - 0.9%

 224,891

 Macy's, Inc.

 $

 14,597,675

 General Merchandise Stores - 1.0%

 205,097

 Target Corp.

 $

 16,832,311

 Apparel Retail - 1.3%

 206,824

 Ross Stores, Inc.

 $

 21,790,977

 Home Improvement Retail - 1.6%

 355,009

 Lowe's Companies, Inc.

 $

 26,409,120

 Automotive Retail - 0.7%

 51,464

 O'Reilly Automotive, Inc. *

 $

 11,128,575

 Total Retailing

 $

 90,758,658

 Food & Staples Retailing - 2.8%

 Drug Retail - 1.9%

 297,642

 CVS Health Corp.

 $

 30,719,631

 Food Retail - 0.9%

 181,964

 Walgreens Boots Alliance, Inc.

 $

 15,408,712

 Total Food & Staples Retailing

 $

 46,128,343

 Food, Beverage & Tobacco - 7.0%

 Brewers - 1.2%

 262,155

 Molson Coors Brewing Co. (Class B)

 $

 19,517,440

 Soft Drinks - 1.3%

 229,713

 PepsiCo., Inc.

 $

 21,965,157

 Packaged Foods & Meats - 3.7%

 219,209

 Campbell Soup Co.

 $

 10,204,179

 209,819

 Keurig Green Mountain, Inc.

 23,443,077

 377,094

 Mondelez International, Inc.

 13,609,322

 143,243

 The Hershey Co.

 14,454,651

 $

 61,711,229

 Tobacco - 0.8%

 196,162

 Lorillard, Inc.

 $

 12,819,187

 Total Food, Beverage & Tobacco

 $

 116,013,013

 Household & Personal Products - 1.2%

 Personal Products - 1.2%

 317,276

 Nu Skin Enterprises, Inc.

 $

 19,103,188

 Total Household & Personal Products

 $

 19,103,188

 Health Care Equipment & Services - 6.4%

 Health Care Equipment - 1.2%

 246,778

 Medtronic PLC

 $

 19,246,216

 Health Care Distributors - 1.8%

 325,464

 Cardinal Health, Inc.

 $

 29,379,635

 Health Care Services - 1.6%

 132,542

 DaVita HealthCare Partners, Inc. *

 $

 10,773,014

 189,633

 Express Scripts Holding Co. *

 16,454,455

 $

 27,227,469

 Managed Health Care - 1.8%

 149,474

 Aetna, Inc.

 $

 15,923,465

 79,033

 Humana, Inc.

 14,069,455

 $

 29,992,920

 Total Health Care Equipment & Services

 $

 105,846,240

 Pharmaceuticals, Biotechnology & Life Sciences - 9.7%

 Biotechnology - 4.0%

 199,353

 Celgene Corp. *

 $

 22,981,414

 304,867

 Gilead Sciences, Inc. *

 29,916,599

 107,876

 Vertex Pharmaceuticals, Inc. *

 12,726,132

 $

 65,624,145

 Pharmaceuticals - 5.7%

 398,526

 AbbVie, Inc.

 $

 23,329,712

 62,528

 Actavis plc *

 18,609,583

 162,661

 Mallinckrodt Plc *

 20,601,016

 400,123

 Merck & Co., Inc.

 22,999,070

 148,908

 Teva Pharmaceutical Industries, Ltd. (A.D.R.)

 9,276,968

 $

 94,816,349

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 160,440,494

 Banks - 5.0%

 Diversified Banks - 2.2%

 668,463

 Wells Fargo & Co.

 $

 36,364,387

 Regional Banks - 2.8%

 691,527

 Citizens Financial Group, Inc.

 $

 16,686,547

 322,292

 The PNC Financial Services Group, Inc.

 30,050,506

 $

 46,737,053

 Total Banks

 $

 83,101,440

 Diversified Financials - 6.9%

 Other Diversified Financial Services - 1.0%

 401,213

 Voya Financial, Inc.

 $

 17,296,292

 Specialized Finance - 2.2%

 82,237

 Intercontinental Exchange, Inc.

 $

 19,183,425

 324,312

 The NASDAQ OMX Group, Inc.

 16,520,453

 $

 35,703,878

 Consumer Finance - 1.0%

 307,197

 Discover Financial Services, Inc.

 $

 17,310,551

 Asset Management & Custody Banks - 0.9%

 65,954

 Affiliated Managers Group, Inc. *

 $

 14,165,600

 Investment Banking & Brokerage - 1.8%

 268,593

 Lazard, Ltd.

 $

 14,125,306

 440,514

 Morgan Stanley Co.

 15,721,945

 $

 29,847,251

 Total Diversified Financials

 $

 114,323,572

 Insurance - 2.1%

 Multi-line Insurance - 1.2%

 470,024

 The Hartford Financial Services Group, Inc.

 $

 19,656,404

 Property & Casualty Insurance - 0.9%

 204,969

 The Allstate Corp.

 $

 14,587,644

 Total Insurance

 $

 34,244,048

 Real Estate - 2.0%

 Hotel & Resort REITs - 1.0%

 821,369

 Host Hotels & Resorts, Inc.

 $

 16,575,226

 Retail REIT's - 1.0%

 535,657

 General Growth Properties, Inc.

 $

 15,828,664

 Total Real Estate

 $

 32,403,890

 Software & Services - 10.8%

 Internet Software & Services - 6.3%

 397,558

 eBay, Inc. *

 $

 22,931,145

 276,759

 Facebook, Inc. *

 22,753,741

 44,148

 Google, Inc. (Class A) *

 24,488,896

 24,009

 Google, Inc. (Class C)

 13,156,932

 460,776

 Yahoo!, Inc. *

 20,474,582

 $

 103,805,296

 Data Processing & Outsourced Services - 1.6%

 408,552

 Visa, Inc.

 $

 26,723,386

 Systems Software - 2.9%

 1,164,025

 Microsoft Corp.

 $

 47,323,436

 Total Software & Services

 $

 177,852,118

 Technology Hardware & Equipment - 7.6%

 Communications Equipment - 1.3%

 192,711

 F5 Networks, Inc. *

 $

 22,150,202

 Computer Storage & Peripherals - 6.3%

 632,148

 Apple, Inc.

 $

 78,658,174

 985,735

 EMC Corp.

 25,195,387

 $

 103,853,561

 Total Technology Hardware & Equipment

 $

 126,003,763

 Semiconductors & Semiconductor Equipment - 1.1%

 Semiconductors - 1.1%

 146,566

 Analog Devices, Inc.

 $

 9,233,658

 225,962

 Broadcom Corp.

 9,783,025

 $

 19,016,683

 Total Semiconductors & Semiconductor Equipment

 $

 19,016,683

 Telecommunication Services - 1.8%

 Integrated Telecommunication Services - 1.8%

 622,886

 Verizon Communications, Inc.

 $

 30,290,946

 Total Telecommunication Services

 $

 30,290,946

 Utilities - 3.0%

 Electric Utilities - 3.0%

 408,153

 American Electric Power Co., Inc.

 $

 22,958,606

 258,568

 NextEra Energy, Inc. *

 26,904,000

 $

 49,862,606

 Total Utilities

 $

 49,862,606

 TOTAL COMMON STOCKS

 (Cost $1,337,166,715)

 $

 1,644,529,249

 TOTAL INVESTMENT IN SECURITIES - 99.5%

 (Cost $1,337,166,715) (a)

 $

 1,644,529,249

 OTHER ASSETS & LIABILITIES - 0.5%

 $

 8,725,836

 TOTAL NET ASSETS - 100.0%

 $

 1,653,255,085

 *

 Non-income producing security.

 (A.D.R.)

 American Depositary Receipts.

 (a)

 At  March 31, 2015, the net unrealized appreciation on investments based on cost for federal income tax purposes of $1,341,109,574 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

              317,539,551

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

               (14,119,876)

 Net unrealized appreciation

 $

              303,419,675

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3.

 The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
1,644,529,249

$
-

$
-

$
1,644,529,249

 Total

$
1,644,529,249

$
-

$
-

$
1,644,529,249

 During the period ended March 31, 2015, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust XI By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date May 29, 2015 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date May 29, 2015 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date May 29, 2015 * Print the name and title of each signing officer under his or her signature.